TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2020	2019	2018
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	982	1,141	1,166
Less: loss allowance	(71)	(59)	(62)
Trade receivables – net	911	1,082	1,104
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	24	26	37
Other receivables	100	124	107
Current tax receivable	95	21	–
Prepayments	81	75	69
	1,211	1,328	1,317
Due after more than one year
Other non-current assets	33	35	16
	1,244	1,363	1,333

Schedule of trade receivables - net

	2020 Weighted average loss rate	2020 Loss allowance	2020 Gross carrying amount	2019 Gross carrying amount	2018 Gross carrying amount
	%	$ million	$ million	$ million	$ million
Not past due	-0.4%	(2)	510	681	647
Past due not more than 3 months	-0.9%	(2)	220	190	271
Past due more than 3 months	-4.5%	(4)	88	85	78
Past due more than 6 months	-38.4%	(63)	164	185	170
		(71)	982	1,141	1,166
Loss allowance			(71)	(59)	(62)
Trade receivables – net			911	1,082	1,104

Schedule of movements in loss allowance

	2020	2019	2018
	$ million	$ million	$ million
At 31 December in prior year	59	62	69
Adjustment on initial application of IFRS 9			14
Adjusted balance at 1 January	59	62	83
Exchange adjustment	1	(1)	(3)
Reclassification[1]	–	–	(8)
Acquisitions	–	9	–
Net receivables provided during the year	25	15	14
Utilisation of provision	(14)	(26)	(24)
At 31 December	71	59	62

Schedule of trade receivables denominated by currency

	2020	2019	2018
	$ million	$ million	$ million
US Dollar	380	493	527
Sterling	34	41	45
Euro	198	211	201
Other	299	337	331
Trade receivables – net	911	1,082	1,104